Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Retirement Plan [Member]
Benefit Plans [Abstract]
Net actuarial loss (gain)	$ 17,658	$ 13,915